BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Not primary beneficiary
Variable interest entity
VIEs maximum exposures to loss	$ 1,776	$ 1,183
Primary beneficiary
Variable interest entity
VIEs maximum exposures to loss	$ 234	$ 199